Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other receivables [abstract]
Schedule of trade and other receivables	Trade and other receivables are initially recognised at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price, and are subsequently measured at amortised cost, less any appropriate allowances for estimated irrecoverable amounts.

	2026	2025
	£m	£m
Trade receivables	3,091	3,050
Accrued income	882	1,083
Provision for impairment of receivables and accrued income	(603)	(578)
Trade receivables and accrued income, net	3,370	3,555
Prepayments	336	340
Other receivables	161	197
	3,867	4,092

Schedule of reconciliation of changes in allowance account for credit losses	A provision for credit losses is recognised at an amount equal to the expected credit losses that will arise over the lifetime of the trade receivables and accrued income.

	2026	2025
	£m	£m
At 1 April	578	559
Exchange adjustments	(13)	(11)
Charge for the year, net of recoveries	243	200
Uncollectible amounts written off	(205)	(168)
Reclassification to held for sale (note 10)	—	(2)
At 31 March	603	578

Schedule of receivables by geographical area

	2026	2025	2024
	£m	£m	£m
Split by geographical area:
UK	47,551	42,623	40,065
US	49,273	46,131	44,270
	96,824	88,754	84,335

Reconciliation to total non-current assets:
Pension assets	2,507	2,489	2,407
Financial and other investments	842	798	880
Derivative financial assets	623	369	324
Non-current assets	100,796	92,410	87,946
The trade receivables balance, accrued income balance and provisions balance split by geography are as follows:

	As at 31 March 2026			As at 31 March 2025
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	194	2,897	3,091	265	2,785	3,050
Accrued income	289	593	882	513	570	1,083
Provision for impairment of receivables and accrued income	(5)	(598)	(603)	(3)	(575)	(578)
	478	2,892	3,370	775	2,780	3,555

Schedule of average expected loss rates and balances	The average expected loss rates and gross balances for the retail customer receivables in our US operations are set out below.

	2026		2025
	%	£m	%	£m
Accrued income	4	554	5	546
0 – 30 days past due	4	1,040	5	1,033
30 – 60 days past due	15	288	16	313
60 – 90 days past due	23	158	24	154
3 – 6 months past due	30	174	31	172
6 – 12 months past due	37	181	38	186
Over 12 months past due	59	429	53	409
		2,824		2,813